Exempt Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	At December 31, 2025 and 2024, the Plan, through its investment in the Master Trust, held shares of common stock of the Parent Company, as follows (in thousands):

	2025	2024
Shares of Edwards Lifesciences stock held by Plan	41.5	55.4
Value of Edwards Lifesciences stock held by Plan	$3,535.3	$4,103.1
Plan’s investment in Edwards Lifesciences stock as percentage of total net assets available for benefits	11.3%	13.1%